Finance income and costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest income	€ 0.6	€ 0.1	€ 0.7
Net gain on refinancing	2.3	0.0	0.0
Net foreign exchange gains on translation of financial assets and liabilities	9.2	0.0	4.0
Finance income	12.1	0.1	4.7
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss (b)	(79.8)	(59.8)	(64.0)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity	18.8	1.6	5.9
Impairment loss recognised in profit or loss, loans and advances	0.0	(8.6)	0.0
Net pension interest costs	(2.8)	(1.7)	(2.7)
Amortization of debt discounts and borrowing costs	(2.7)	(2.0)	(2.0)
Net foreign exchange losses on translation of financial assets and liabilities	0.0	(4.0)	0.0
Net fair value losses on derivatives held at fair value through profit or loss (c)	0.0	(13.7)	(5.6)
Financing costs incurred in amendment of terms of debt	0.0	17.9	0.0
Finance costs	(66.5)	(106.1)	(68.4)
Net finance costs	(54.4)	(106.0)	€ (63.7)
Deferred transaction costs written off	1.3
Non-cash loss recognized in relation to cross currency interest rate swaps		7.8
Disclosure of attribution of expenses by nature to their function [line items]
Gains (Losses) on Restructuring of previous debt		€ (10.1)
Deferred gain on cross currency interest rate swap [Abstract]	10.2
refinancing expense [Abstract]	2.3
Non-cash gain on refinancing [Abstract]	4.3
Deferred transaction costs written off	€ 1.3